Note 18 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate swaps, effective portion		$ 5,382	$ 1,999	$ 8,828
Reclassification to Interest and finance costs, effective portion		74	11,393	20,237
Reclassification to Interest and finance costs, ineffective portion	$ 0
Unrealized gain on cash flow hedges, net (Notes 18 and 20)		5,456	13,392	29,065
Total, ineffective portion	0
Interest Rate Swap [Member]
Interest rate swaps, effective portion		$ 5,382	$ 1,999	$ 8,828
Interest rate swaps, ineffective portion	$ 0